Offerings	Aug. 13, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.000% Fixed-to-Fixed Reset Rate Junior Subordinated Notes, Series A, due 2055
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,040
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3 (File No. 333-272025) in
accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.850% Fixed-to-Fixed Reset Rate Junior Subordinated Notes, Series B, due 2055
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,040
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3 (File No. 333-272025) in
accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.